CALVERT CONSERVATIVE ALLOCATION FUND
CALVERT MODERATE ALLOCATION FUND
CALVERT AGGRESSIVE ALLOCATION FUND
Supplement to
Calvert Equity and Asset Allocation Funds Prospectus (Class A, B, C and Y)
dated January 31, 2015
Date of Supplement: October 30, 2015
Effective immediately, Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund (each a “Fund”) have each added additional Calvert Funds as underlying investment options to its investment platform.
Furthermore, effective November 30, 2015, each Fund has approved additional members to the portfolio management team of the Fund.
Additional Underlying Investment Options for Investment Platform
Effective immediately, the Prospectus is hereby amended as follows:
The table and related footnote under “Investments, Risks and Performance – Principal Investment Strategies” in the Fund Summary for Calvert Conservative Allocation Fund on page 55 is deleted and replaced with the following:

45% to 75% of Fund’s net assets
In funds that invest primarily in fixed-income
securities (Calvert Bond Portfolio, Calvert Green Bond Fund, Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert High Yield Bond Fund and Calvert Unconstrained Bond Fund)

15% to 45% of Fund’s net assets
In funds that invest primarily in equity securities (Calvert Equity Portfolio, Calvert U.S. Large Cap Core Responsible Index Fund*, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developing Markets Ex-U.S. Responsible Index Fund, Calvert U.S. Mid Cap Core Responsible Index Fund, Calvert Large Cap Core Portfolio, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Emerging Markets Equity Fund, Calvert Global Energy Solutions Fund, Calvert Global Water Fund, Calvert Small Cap Fund, Calvert Global Value Fund and Calvert Global Equity Income Fund)

0% to 20% of Fund’s net assets	In cash and short-term money market instruments.
* Formerly Calvert Social Index Fund

The table and related footnote under “Investments, Risks and Performance – Principal Investment Strategies” in the Fund Summary for Calvert Moderate Allocation Fund on page 60 is deleted and replaced with the following:

50% to 80% of Fund’s net assets
In funds that invest primarily in equity securities (Calvert Equity Portfolio, Calvert U.S. Large Cap Core Responsible Index Fund*, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developing Markets Ex-U.S. Responsible Index Fund, Calvert U.S. Mid Cap Core Responsible Index Fund, Calvert Large Cap Core Portfolio, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Emerging Markets Equity Fund, Calvert Global Energy Solutions Fund, Calvert Global Water Fund, Calvert Small Cap Fund, Calvert Global Value Fund and Calvert Global Equity Income Fund)

20% to 50% of Fund’s net assets
In funds that invest primarily in fixed-income
securities (Calvert Bond Portfolio, Calvert Green Bond Fund, Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert High Yield Bond Fund and Calvert Unconstrained Bond Fund)

0% to 20% of Fund’s net assets	In cash and short-term money market instruments.
* Formerly Calvert Social Index Fund
The table and related footnote under “Investments, Risks and Performance – Principal Investment Strategies” in the Fund Summary for Calvert Aggressive Allocation Fund on page 64 is deleted and replaced with the following:

70% to 100% of Fund’s net assets
In funds that invest primarily in equity securities (Calvert Equity Portfolio, Calvert U.S. Large Cap Core Responsible Index Fund*, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developing Markets Ex-U.S. Responsible Index Fund, Calvert U.S. Mid Cap Core Responsible Index Fund, Calvert Large Cap Core Portfolio, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Emerging Markets Equity Fund, Calvert Global Energy Solutions Fund, Calvert Global Water Fund, Calvert Small Cap Fund, Calvert Global Value Fund and Calvert Global Equity Income Fund)

0% to 30% of Fund’s net assets
In funds that invest primarily in fixed-income
securities (Calvert Bond Portfolio, Calvert Green Bond Fund, Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert High Yield Bond Fund and Calvert Unconstrained Bond Fund)

0% to 10% of Fund’s net assets	In cash and short-term money market instruments
* Formerly Calvert Social Index Fund

The second paragraph after the table and related footnote under “Investments, Risks and Performance – Principal Investment Strategies” in the Fund Summary for each Fund is deleted and replaced with with the following:
For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus(except Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund and Calvert U.S. Mid Cap Core Responsible Index Fund), and see “Description of Underlying Funds” in the Fund’s Prospectus, which describes the underlying fixed-income funds as well as Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund and Calvert U.S. Mid Cap Core Responsible Index Fund.
The section "Sustainability and Socially Responsible Investing" under “Investments, Risks and Performance – Principal Investment Strategies” in the Fund Summary for each Fund is deleted and replaced with with the following:
Responsible Investing
Each underlying fund (other than Calvert Capital Accumulation Fund, Calvert International Opportunities Fund, Calvert Emerging Markets Equity Fund, Calvert Global Energy Solutions Fund, Calvert Global Water Fund and Calvert Small Cap Fund). In conjunction with Calvert’s financial analysis, Calvert’s comprehensive responsible investment principles guide our investment research processes and decision-making. The principles are applied across industries and to specific companies in order to inform our view of risk and opportunity factors that may affect investment performance. Calvert Green Bond Fund also seeks to invest primarily in issuers focused on providing solutions to climate change and other environmental challenges and has “green” investment criteria to identify securities focused on environmental sustainability challenges.
Calvert Capital Accumulation Fund, Calvert International Opportunities Fund and Calvert Small Cap Fund. Each of these underlying funds seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Each of these underlying funds has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing.
Calvert Global Energy Solutions Fund seeks to invest in ways consistent with Calvert’s philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of water-related companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. Calvert Emerging Markets Equity Fund seeks to invest in emerging market companies whose products/services or industrial/business practices contribute towards addressing one or more global sustainability challenges in their local and/or international markets. Calvert Global Water Fund and Calvert Emerging Markets Equity Fund each have sustainable and socially responsible investment criteria that reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.
The sections "Description of Underlying Funds" and "Sustainable and Socially Responsible Investing by the Underlying Funds" beginning on page 109 is deleted and replaced by the following:
DESCRIPTION OF UNDERLYING FUNDS
(Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)
Each Asset Allocation Fund seeks to achieve its investment objective by investing primarily in shares of other underlying Calvert funds. The investment performance and risks of the Asset Allocation Funds are therefore directly related to the investment performance and risks of the underlying Calvert funds. The respective Fund Summaries for the Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund in this Prospectus specify the underlying Calvert funds in which each Asset Allocation Fund may invest. Calvert is the investment advisor for all of the underlying funds.
Underlying Calvert Equity Funds
The investment objective, principal investment strategies and principal risks of the underlying Calvert equity funds (except Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund and Calvert U.S. Mid Cap Core Responsible Index Fund) are described in the respective Fund Summaries and under “More Information on Investment Strategies and Risks” in this Prospectus. Calvert U.S. Large Cap Growth Responsible Index Fund and Calvert U.S. Large Cap Value Responsible Index Fund are offered in the Calvert Responsible Index Funds Prospectus dated June 19, 2015, and Calvert Developed Markets Ex-U.S. Responsible Index Fund and Calvert U.S. Mid Cap Core Responsible Index Fund are offered in the Calvert Responsible Index Funds Prospectus dated October 30, 2015. Please see those prospectuses for detailed information on the investment objectives, principal investment strategies and principal risks of those underlying funds. The investment objectives and a brief description of the principal investment strategies and principal risks of those underlying funds are provided below. This description is not an offer of the underlying funds’ shares. Additional investment practices are described in the SAI of each of the underlying Calvert equity funds.
Underlying Calvert Fixed-Income Funds
The underlying fixed-income funds are offered in separate Calvert prospectuses. For detailed information on the investment objectives, principal investment strategies and principal risks of those underlying funds, please see the Calvert Income Funds Prospectus dated January 31, 2015, and the Calvert Unconstrained Bond Fund Prospectus dated April 30, 2015. The investment objectives and a brief description of the principal investment strategies and principal risks of those underlying funds are provided below. This description is not an offer of the underlying funds’ shares. Additional investment practices are described in the SAI of each of the underlying Calvert fixed-income funds.
The prospectus and SAI for each of the underlying funds are available on Calvert’s website at www. calvert.com.
Calvert Fixed-Income Funds
Calvert Bond Portfolio
Investment Objective
The Fund seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other debt securities.
Investment Strategy
The Fund uses a relative value strategy, and typically invests at least 80% of its assets in bonds of any maturity. At least 80% of the Fund's assets will be invested in investment grade debt securities. In conjunction with financial analysis, Calvert's comprehensive responsible investment principles guide the investment research process and decision-making.
Investment Risks
Investment in mutual funds involves risk, including possible loss of principal invested. Bond funds are subject to interest rate risk and credit risk.
Calvert Green Bond
Investment Objective
The Fund seeks to maximize income, to the extent consistent with preservation of capital, primarily through investment in bonds.
Investment Strategy
The Fund uses a relative value strategy, and typically invests at least 80% of its net assets in green bonds of any maturity. The Fund defines “green” investments to include securities of companies that develop or provide products or services that address environmental solutions and/or support efforts to reduce their own environmental footprint; bonds that support environmental projects; structured securities that are collateralized by assets supporting environmental themes; and securities that, in the opinion of the Fund’s Advisor, have no more than a negligible direct environmental impact, which may include securities issued by the U.S. government or its agencies, and U.S. government-sponsored entities. In conjunction with financial analysis, Calvert's comprehensive responsible investment principles guide the investment research process and decision-making.
Investment Risks
Investment in mutual funds involves risk, including possible loss of principal invested. Investing primarily in green investments carries the risk that the Fund may underperform funds that invest in a broader array of investments. In addition, some green investments may be dependent on government tax incentives and subsidies, and/or political support. The green sector may face challenges such as a limited number of issuers and liquidity in the market. Bond funds are subject to interest rate risk and credit risk.
Calvert Income Fund
Investment Objective
The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities.
Investment Strategy
The Fund uses a relative value strategy, seeking incremental income, and typically invests at least 65% of its assets in investment-grade debt securities, including bonds issued by U.S. corporations, the U.S. government or its agencies, and U.S. government-sponsored enterprises. In conjunction with financial analysis, Calvert's comprehensive responsible investment principles guide the investment research process and decision-making.

Investment Risks
Investment in mutual funds involves risk, including possible loss of principal invested. Bond funds are subject to interest rate risk and credit risk.
Calvert Short Duration Income Fund
Investment Objective
The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities.
Investment Strategy
The Fund uses a relative value strategy and typically invests at least 65% of its assets in investment-grade debt securities, including bonds issued by U.S. corporations, the U.S. government, and U.S. government-sponsored enterprises, while maintaining an average portfolio duration of 1-3 years. In conjunction with financial analysis, Calvert's comprehensive responsible investment principles guide the investment research process and decision-making.
Investment Risks
Investment in mutual funds involves risk, including possible loss of principal invested. Bond funds are subject to interest rate risk and credit risk.
Calvert Long-Term Income Fund
Investment Objective
The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investments in longer-dated securities.
Investment Strategy
The Fund uses a relative value strategy and typically invests at least 65% of its assets in investment-grade debt securities, including bonds issued by U.S. corporations, the U.S. government, and government-sponsored enterprises, while maintaining an average portfolio maturity of 10 years or more. In conjunction with financial analysis, Calvert's comprehensive responsible investment principles guide the investment research process and decision-making.
Investment Risks
Investment in mutual funds involves risk, including possible loss of principal invested. Bond funds are subject to interest rate risk and credit risk.
Calvert Ultra-Short Income Fund
Investment Objective
The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities.
Investment Strategy
The Fund uses a relative value strategy and typically invests at least 65% of its assets in investment-grade debt securities. Under normal circumstances, at least 80% of its assets will be invested in floating-rate securities and securities with durations of less than or equal to one year. In conjunction with financial analysis, Calvert's comprehensive responsible investment principles guide the investment research process and decision-making.
Investment Risks
Investment in mutual funds involves risk, including possible loss of principal invested. Bond funds are subject to interest rate risk and credit risk.
Calvert High Yield Bond Fund
Investment Objective
The Fund seeks high current income and capital appreciation, secondarily.
Investment Strategy
The Fund normally invests at least 80% of its assets in high yield, high risk bonds, and uses fundamental credit analysis to seek out companies whose financial condition gives them greater value relative to others in the high yield market, providing the further potential for capital appreciation. In conjunction with financial analysis, Calvert's comprehensive responsible investment principles guide the investment research process and decision-making.

Investment Risks
Investment in mutual funds involves risk, including possible loss of principal invested. Bond funds are subject to interest rate risk and credit risk. High-yield, high risk bonds can involve a substantial risk of loss due to a greater risk of issuer default and are subject to greater price volatility than investment grade bonds and may be illiquid.
Calvert Unconstrained Bond Fund
Investment Objective
The Fund seeks positive absolute returns over a full market cycle, regardless of market conditions.
Investment Strategy
The Fund seeks to achieve its investment objective through a flexible investment process that allocates investments across global fixed-income markets and uses various investment strategies. The Fund typically invests at least 80% of its net assets in bonds and/or instruments (including derivative instruments) that provide exposure to bonds. Under normal circumstances, the average portfolio duration of the Fund will vary from negative three (-3) years to positive eight (8) years. In conjunction with financial analysis, Calvert's comprehensive responsible investment principles guide the investment research process and decision-making.
Investment Risks
Investment in mutual funds involves risk, including possible loss of principal invested. Bond funds are subject to interest rate risk and credit risk. The Fund's use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Calvert Equity Funds
Calvert U.S. Large Cap Growth Responsible Index Fund
Investment Objective
The Fund seeks to track the performance of the Calvert U.S. Large Cap Growth Responsible Index, which measures the investment return of large-capitalization stocks.
Investment Strategy
The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert U.S. Large Cap Growth Responsible Index. The potential universe of the Calvert U.S. Large Cap Growth Responsible Index is composed of companies that meet Calvert's responsible investment principles and are selected from the universe of companies included in the S-Network U.S. Large Cap 1000 Index. Those companies are then scored and ranked for growth factors to determine placement and weight in the Calvert U.S. Large Cap Growth Responsible Index.
Investment Risks
Investment in mutual funds involves risk, including possible loss of principal invested. Although expected to track its target index as closely as possible while satisfying its investment criteria, the Fund will not be able to match the performance of the index exactly. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during periods of economic expansion.
Calvert U.S. Large Cap Value Responsible Index Fund
Investment Objective
The Fund seeks to track the performance of the Calvert U.S. Large Cap Value Responsible Index, which measures the investment return of large-capitalization stocks.
Investment Strategy
The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert U.S. Large Cap Value Responsible Index. The potential universe of the Calvert U.S. Large Cap Value Responsible Index is composed of companies that meet Calvert's responsible investment principles and are selected from the universe of companies included in the S-Network U.S. Large Cap 1000 Index. Those companies are then scored and ranked for value factors to determine placement and weight in the Calvert U.S. Large Cap Value Responsible Index.
Investment Risks
Investment in mutual funds involves risk, including possible loss of principal invested. Although expected to track its target index as closely as possible while satisfying its investment criteria, the Fund will not be able to match the performance of the index exactly. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during periods of economic expansion.

Calvert Developed Markets Ex-U.S. Responsible Index Fund
Investment Objective
The Fund seeks to track the performance of the Calvert Developed Markets Ex-U.S. Responsible Index, which measures the investment return of stocks issued by companies that are located in countries (other than the U.S.) with developed markets.
Investment Strategy
The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Developed Markets Ex-U.S. Responsible Index. The Calvert Developed Markets Ex-U.S. Responsible Index is composed of companies that meet Calvert’s responsible investment principles and are selected from the universe of companies included in the S-Network Developed International 1000 Index.
Investment Risks
Investment in mutual funds involves risk, including possible loss of principal invested. Although expected to track its target index as closely as possible while satisfying its investment criteria, the Fund will not be able to match the performance of the index exactly. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Calvert U.S. Mid Cap Core Responsible Index Fund
Investment Objective
The Fund seeks to track the performance of the Calvert U.S. Mid Cap Core Responsible Index, which measures the investment return of mid-capitalization stocks.
Investment Strategy
The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert U.S. Mid Cap Core Responsible Index. The Calvert U.S. Mid Cap Core Responsible Index is composed of companies that meet Calvert’s responsible investment principles and are selected from the universe of companies included in the S-Network U.S. Mid-Cap 800 Index.
Investment Risks
Investment in mutual funds involves risk, including possible loss of principal invested. Although expected to track its target index as closely as possible while satisfying its investment criteria, the Fund will not be able to match the performance of the index exactly. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Midcap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Additions to Portfolio Management Team
Effective November 30, 2015, the Prospectus is hereby amended as follows:
The table under “Portfolio Management” in the Fund Summary for each Fund is revised and restated as follows:

Portfolio Manager Name	Title	Length of Time Managing Fund
Natalie A. Trunow	Senior Vice President, Chief Investment Officer – Equities	Since August 2008
Joshua Linder, CFA	Assistant Portfolio Manager	Since January 2014
John P. Nichols, CFA	Vice President – Equities	Since November 2015
Catherine P. Roy, CFA	Senior Vice President, Chief Investment Officer – Fixed Income	Since November 2015
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since November 2015

The table under “Management of Fund Investments – More Information About the Advisor, Subadvisors and Portfolio Managers – Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund" on page 92 is revised and restated as follows:

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Natalie A. Trunow
Senior Vice President, Chief Investment Officer – Equities, overseeing investment strategy and management of all Calvert balanced, equity and asset allocation portfolios. Also leads in-house equity portfolio management team.
Lead Portfolio Manager, Head of Allocation Committee
Joshua Linder, CFA	January 2014 - present: Assistant Portfolio Manager, Calvert 2011 - 2013: Equity Analyst, Calvert	Portfolio Manager, Allocation Committee Member
John P. Nichols, CFA	Vice President – Equities, primarily working on Calvert's subadvisor oversight process.	Portfolio Manager, Allocation Committee Member
Catherine P. Roy, CFA
Ms. Roy has been Senior Vice President, Chief Investment Officer – Fixed Income for Calvert and a member of the Calvert Taxable Fixed Income Team since 2004. She also serves as head of the Calvert Fixed Income Strategy Committee.
Portfolio Manager, Allocation Committee Member
Vishal Khanduja, CFA
Mr. Khanduja is Vice President and Head of Taxable Fixed Income for Calvert
and has been a member of the Calvert Taxable Fixed Income Team since July 2012. He also serves on the Calvert Fixed Income Strategy Committee. He previously worked at Columbia Management as Portfolio Manager – Global Rates and Currency Team (2009 - 2012).
Portfolio Manager, Allocation Committee Member